Equity dividends (Tables)	12 Months Ended
Dec. 31, 2022
Equity dividends
Summary of ordinary dividends paid

ORDINARY DIVIDENDS PAID IN THE YEAR	2020	2021	2022
	£m	£m	£m
RELX PLC	880	920	983